Income Taxes Deferred Taxes Classified in Consolidated Statements of Financial Position (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Other current assets	$ 624	$ 558
Other noncurrent assets	1,327	1,834
Other current liabilities	(49)	(51)
Other noncurrent liabilities	(420)	(427)
Net deferred tax asset	$ 1,482	$ 1,914